Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001770121
Registrant Name	Sana Biotechnology, Inc.
Registration File Number	333-293981
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES